Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2012
Cash And Cash Equivalents At Carrying Value [Abstract]
Cash And Cash Equivalents Disclosure [TextBlock]

4.      Cash and Cash Equivalents:
Cash and cash equivalents in the accompanying consolidated balance sheets are analyzed as follows:

	2012	2011
Cash at bank	4,276	13,603
Term deposits	10	4,110
Cash in hand	12	21
Total	4,298	17,734